Parametric
Dividend Income Fund
November 30, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 99.4%
Security	Shares	Value
Aerospace & Defense — 1.4%
General Dynamics Corp.	374	$ 106,220
Lockheed Martin Corp.	222	117,529
RTX Corp.	1,099	133,891
		$ 357,640
Air Freight & Logistics — 0.5%
United Parcel Service, Inc., Class B	986	$ 133,820
		$ 133,820
Automobile Components — 1.4%
Gentex Corp.	4,294	$ 131,225
LCI Industries	1,010	122,018
Lear Corp.	1,057	103,417
		$ 356,660
Banks — 2.5%
Commerce Bancshares, Inc.	2,012	$ 148,385
Cullen/Frost Bankers, Inc.	1,255	176,478
Prosperity Bancshares, Inc.	1,892	158,417
Regions Financial Corp.	5,539	150,993
		$ 634,273
Beverages — 2.4%
Brown-Forman Corp., Class B	2,747	$ 115,594
Coca-Cola Co.	1,801	115,408
Keurig Dr. Pepper, Inc.	3,238	105,721
Molson Coors Beverage Co., Class B	2,334	144,848
PepsiCo, Inc.	746	121,933
		$ 603,504
Biotechnology — 1.0%
AbbVie, Inc.	623	$ 113,965
Gilead Sciences, Inc.	1,553	143,777
		$ 257,742
Building Products — 0.4%
A.O. Smith Corp.	1,445	$ 107,638
		$ 107,638
Capital Markets — 1.8%
CME Group, Inc.	560	$ 133,280
Security	Shares	Value
Capital Markets (continued)
Janus Henderson Group PLC	3,446	$ 156,035
T. Rowe Price Group, Inc.	1,236	153,066
		$ 442,381
Chemicals — 5.4%
Air Products and Chemicals, Inc.	406	$ 135,738
Corteva, Inc.	2,218	138,048
Dow, Inc.	2,463	108,889
DuPont de Nemours, Inc.	1,474	123,212
Eastman Chemical Co.	1,149	120,323
FMC Corp.	1,833	108,312
Huntsman Corp.	5,513	107,945
Linde PLC	250	115,247
LyondellBasell Industries NV, Class A	1,408	117,343
PPG Industries, Inc.	986	122,629
RPM International, Inc.	1,053	146,135
		$ 1,343,821
Communications Equipment — 0.6%
Cisco Systems, Inc.	2,487	$ 147,255
		$ 147,255
Consumer Staples Distribution & Retail — 1.2%
Costco Wholesale Corp.	136	$ 132,176
Walmart, Inc.	1,748	161,690
		$ 293,866
Containers & Packaging — 2.6%
Amcor PLC	10,695	$ 113,795
AptarGroup, Inc.	723	125,050
International Paper Co.(1)	2,477	145,722
Packaging Corp. of America	574	142,840
Sonoco Products Co.	2,240	116,211
		$ 643,618
Distributors — 0.9%
Genuine Parts Co.	852	$ 107,974
LKQ Corp.	2,966	116,534
		$ 224,508
Diversified Telecommunication Services — 1.6%
AT&T, Inc.	5,555	$ 128,654
Cogent Communications Holdings, Inc.(1)	1,734	142,517
Verizon Communications, Inc.	2,946	130,626
		$ 401,797

Parametric
Dividend Income Fund
November 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Electric Utilities — 5.7%
Alliant Energy Corp.	2,134	$ 134,869
American Electric Power Co., Inc.	1,353	135,110
Avangrid, Inc.	3,398	122,668
Duke Energy Corp.	969	113,421
Evergy, Inc.	1,902	122,926
IDACORP, Inc.	1,178	139,558
OGE Energy Corp.	3,165	139,133
Pinnacle West Capital Corp.	1,542	144,485
Portland General Electric Co.	2,676	128,234
PPL Corp.	3,934	137,415
Southern Co.	1,351	120,415
		$ 1,438,234
Electrical Equipment — 0.7%
Emerson Electric Co.	1,246	$ 165,220
		$ 165,220
Electronic Equipment, Instruments & Components — 2.1%
Amphenol Corp., Class A	1,878	$ 136,437
Avnet, Inc.	2,461	134,641
Corning, Inc.	2,926	142,408
Vishay Intertechnology, Inc.	6,266	119,681
		$ 533,167
Energy Equipment & Services — 1.6%
Baker Hughes Co.	3,477	$ 152,814
Helmerich & Payne, Inc.	4,069	140,909
Noble Corp. PLC	3,274	109,581
		$ 403,304
Entertainment — 0.5%
Electronic Arts, Inc.	833	$ 136,337
		$ 136,337
Financial Services — 2.0%
Essent Group Ltd.	2,060	$ 119,027
Jack Henry & Associates, Inc.	736	129,668
MGIC Investment Corp.	5,095	133,795
Western Union Co.	10,770	118,578
		$ 501,068
Food Products — 3.8%
Archer-Daniels-Midland Co.	2,021	$ 110,347
Bunge Global SA	1,239	111,188
General Mills, Inc.	1,825	120,924
Hormel Foods Corp.	4,228	137,114
Security	Shares	Value
Food Products (continued)
Ingredion, Inc.	884	$ 130,249
Kellanova	1,618	131,527
Kraft Heinz Co.	3,433	109,753
Mondelez International, Inc., Class A	1,740	113,013
		$ 964,115
Gas Utilities — 2.2%
Atmos Energy Corp.	909	$ 137,550
National Fuel Gas Co.	2,145	137,216
ONE Gas, Inc.	1,743	135,902
Spire, Inc.	2,056	150,478
		$ 561,146
Ground Transportation — 0.5%
Landstar System, Inc.	712	$ 132,375
		$ 132,375
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	1,082	$ 128,509
Becton Dickinson & Co.	547	121,379
Medtronic PLC	1,473	127,474
Zimmer Biomet Holdings, Inc.	1,121	125,664
		$ 503,026
Health Care Providers & Services — 4.3%
Cardinal Health, Inc.	1,251	$ 152,922
Cencora, Inc.	566	142,377
Chemed Corp.	187	107,037
Labcorp Holdings, Inc.	594	143,249
Patterson Cos., Inc.	5,477	117,701
Premier, Inc., Class A	6,077	139,163
Quest Diagnostics, Inc.	852	138,586
UnitedHealth Group, Inc.	212	129,363
		$ 1,070,398
Hotels, Restaurants & Leisure — 2.2%
Darden Restaurants, Inc.	790	$ 139,253
Texas Roadhouse, Inc.	765	157,032
Vail Resorts, Inc.	663	118,836
Wendy's Co.	7,429	136,396
		$ 551,517
Household Durables — 1.1%
Garmin Ltd.	750	$ 159,450

Parametric
Dividend Income Fund
November 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Household Durables (continued)
Whirlpool Corp.(1)	1,130	$ 125,905
		$ 285,355
Household Products — 1.7%
Church & Dwight Co., Inc.	1,324	$ 145,812
Kimberly-Clark Corp.	951	132,522
Procter & Gamble Co.	760	136,238
		$ 414,572
Industrial Conglomerates — 0.6%
Honeywell International, Inc.	635	$ 147,911
		$ 147,911
Insurance — 4.8%
Aflac, Inc.	1,186	$ 135,204
Cincinnati Financial Corp.	955	152,638
Fidelity National Financial, Inc.	1,987	125,956
Hanover Insurance Group, Inc.	828	136,628
MetLife, Inc.	1,382	121,934
Old Republic International Corp.	3,657	142,513
Principal Financial Group, Inc.	1,360	118,442
Prudential Financial, Inc.	1,009	130,575
Travelers Cos., Inc.	547	145,524
		$ 1,209,414
Interactive Media & Services — 0.5%
Shutterstock, Inc.(1)	3,571	$ 113,129
		$ 113,129
IT Services — 2.1%
Accenture PLC, Class A	338	$ 122,481
Amdocs Ltd.	1,545	133,982
Cognizant Technology Solutions Corp., Class A	1,693	136,270
International Business Machines Corp.	582	132,353
		$ 525,086
Leisure Products — 0.8%
Hasbro, Inc.	1,679	$ 109,387
Polaris, Inc.	1,420	97,980
		$ 207,367
Life Sciences Tools & Services — 0.4%
Danaher Corp.	440	$ 105,464
		$ 105,464
Security	Shares	Value
Machinery — 2.9%
Cummins, Inc.	403	$ 151,141
Donaldson Co., Inc.	1,758	137,212
Graco, Inc.	1,473	134,161
IDEX Corp.	560	129,153
Snap-on, Inc.	475	175,602
		$ 727,269
Media — 2.6%
Comcast Corp., Class A	3,165	$ 136,696
Interpublic Group of Cos., Inc.	4,176	128,663
New York Times Co., Class A	2,195	119,101
News Corp., Class B(1)	4,806	154,225
Omnicom Group, Inc.	1,170	122,639
		$ 661,324
Metals & Mining — 1.9%
Newmont Corp.	2,194	$ 92,016
Reliance, Inc.	453	145,522
Royal Gold, Inc.	912	133,389
Southern Copper Corp.(1)	1,104	110,787
		$ 481,714
Multi-Utilities — 2.6%
Consolidated Edison, Inc.	1,272	$ 127,950
Dominion Energy, Inc.	2,289	134,479
Public Service Enterprise Group, Inc.	1,379	130,040
Sempra	1,499	140,411
WEC Energy Group, Inc.(1)	1,278	129,142
		$ 662,022
Oil, Gas & Consumable Fuels — 9.4%
Antero Midstream Corp.	8,062	$ 128,750
Chevron Corp.	837	135,535
Chord Energy Corp.	917	116,936
ConocoPhillips	1,281	138,784
Coterra Energy, Inc.	5,400	144,288
Devon Energy Corp.	3,413	129,523
DHT Holdings, Inc.	11,917	112,258
Diamondback Energy, Inc.	788	139,941
DT Midstream, Inc.	1,570	166,608
EOG Resources, Inc.	1,105	147,252
Exxon Mobil Corp.	1,051	123,976
HF Sinclair Corp.	2,677	109,570
Kinder Morgan, Inc.	6,072	171,656
ONEOK, Inc.	1,350	153,360
Phillips 66	1,012	135,588

Parametric
Dividend Income Fund
November 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp.	967	$ 134,490
Williams Cos., Inc.	2,826	165,378
		$ 2,353,893
Pharmaceuticals — 2.5%
Bristol-Myers Squibb Co.	2,601	$ 154,031
Johnson & Johnson	744	115,328
Merck & Co., Inc.	1,267	128,778
Pfizer, Inc.	4,540	118,993
Royalty Pharma PLC, Class A	4,154	110,746
		$ 627,876
Professional Services — 2.2%
Automatic Data Processing, Inc.	478	$ 146,712
ManpowerGroup, Inc.	1,764	113,549
Paychex, Inc.	982	143,637
Robert Half, Inc.	1,805	134,671
		$ 538,569
Semiconductors & Semiconductor Equipment — 2.5%
Analog Devices, Inc.	565	$ 123,198
Kulicke & Soffa Industries, Inc.(1)	2,943	142,500
Power Integrations, Inc.	2,016	132,068
Skyworks Solutions, Inc.	1,338	117,196
Texas Instruments, Inc.	561	112,778
		$ 627,740
Software — 2.3%
Dolby Laboratories, Inc., Class A	1,560	$ 122,179
InterDigital, Inc.(1)	889	174,209
Microsoft Corp.	307	130,002
Roper Technologies, Inc.	250	141,610
		$ 568,000
Specialty Retail — 1.6%
Best Buy Co., Inc.	1,184	$ 106,560
Home Depot, Inc.	331	142,042
TJX Cos., Inc.	1,109	139,390
		$ 387,992
Technology Hardware, Storage & Peripherals — 1.0%
Hewlett Packard Enterprise Co.	6,024	$ 127,829
HP, Inc.	3,613	128,009
		$ 255,838
Security	Shares	Value
Textiles, Apparel & Luxury Goods — 1.9%
Carter's, Inc.	1,821	$ 99,372
Columbia Sportswear Co.	1,608	140,282
Oxford Industries, Inc.(1)	1,587	131,990
Steven Madden Ltd.	2,310	105,290
		$ 476,934
Tobacco — 1.1%
Altria Group, Inc.	2,359	$ 136,208
Philip Morris International, Inc.	1,011	134,524
		$ 270,732
Trading Companies & Distributors — 1.6%
Fastenal Co.	1,684	$ 140,715
MSC Industrial Direct Co., Inc., Class A(1)	1,376	118,171
Watsco, Inc.	271	149,483
		$ 408,369
Total Common Stocks (identified cost $17,417,517)		$24,965,000

Short-Term Investments — 0.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.58%(2)	199,445	$ 199,445
Total Short-Term Investments (identified cost $199,445)		$ 199,445
Total Investments — 100.2% (identified cost $17,616,962)		$25,164,445
Other Assets, Less Liabilities — (0.2)%		$ (42,879)
Net Assets — 100.0%		$25,121,566
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of this security was on loan at November 30, 2024. The aggregate market value of securities on loan at November 30, 2024 was $1,030,404 and the total market value of the collateral received by the Fund was $1,057,150, comprised of U.S. government and/or agencies securities.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of November 30, 2024.

Parametric
Dividend Income Fund
November 30, 2024
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at November 30, 2024.
Affiliated Investments
At November 30, 2024, the value of the Fund’s investment in funds that may be deemed to be affiliated was $199,445, which represents 0.8% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended November 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$3,877	$5,810,399	$(5,614,831)	$ —	$ —	$199,445	$4,457	199,445
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$24,965,000*	$ —	$ —	$24,965,000
Short-Term Investments	199,445	—	—	199,445
Total Investments	$25,164,445	$ —	$ —	$25,164,445
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.